Cover	Jun. 03, 2022	Jun. 01, 2022
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jun. 01, 2022
Entity Registrant Name		SANDRIDGE ENERGY, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		1-33784
Entity Tax Identification Number		20-8084793
Entity Address, Address Line One	1 E. Sheridan Ave
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code		73104
City Area Code		405
Local Phone Number		429-5500
Title of 12(b) Security		Common Stock, $0.001 par value
Trading Symbol		SD
Security Exchange Name		NYSE
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0001349436
Amendment Flag		false